Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2010
Mainland China Contribution Plan and Profit Appropriation [Abstract]
Mainland China contribution plan and profit appropriation
21.	Mainland China contribution plan and profit appropriation
a)	China contribution plan

Full-time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentage of the employees’ salaries. The total contribution for such employee benefits was RMB 16,203 and RMB 27,759 and RMB 39,069 for the year ended December 31, 2008, 2009 and 2010, respectively.

b)	Statutory reserves

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries in the PRC should make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. The subsidiaries in the PRC are required to transfer at least 10% of their profit after taxation (as determined under accounting principles generally accepted in the PRC at each year-end) to the general reserve fund until the reserve balance reaches 50% of their respective registered capital. The appropriations to other funds are at the PRC subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprises expansion, staff bonus, and welfare and not distributable as cash dividends.

JA Hebei made RMB 97,957, RMB 24,359 and RMB 93,818 for the general Statutory Reserves in the year ended December 31, 2008, 2009 and 2010, respectively.

JA Yangzhou made RMB nil, RMB 17,267 and RMB 89,527 for the general Statutory Reserves in the year ended December 31, 2008, 2009 and 2010, respectively.

JA Lianyungang made RMB nil, RMB nil and RMB 2,939 for the general Statutory Reserves in the year ended December 31, 2008, 2009 and 2010, respectively.
c)	Restricted capital

The following paid-in-capital amounts are unavailable for distribution as nominal dividends to the Company:

	Paid-in Capital
Legal Entity	restricted
JingAo Solar Co., Ltd.	RMB	1,000,000
Shanghai JA Solar Technology Co., Ltd.	US$	20,000
Shanghai JA Solar PV Technology Co., Ltd.	US$	20,000
JA Solar Technology Yangzhou Co., Ltd.	US$	230,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	US$	73,000
JA Solar Yangzhou R&D Co., Ltd.	RMB	50,000
JA Yangzhou PV technology Co., Ltd.	US$	10,000
Shanghai Jinglong Solar Technology Co., Ltd.	RMB	180,000
Donghai JA Solar Technology Co., Ltd.	RMB	50,000